UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08268

Firsthand Funds
(Exact name of registrant as specified in charter)

111 N. Market Street, Suite 105 San Jose, CA 95113
(Address of principal executive offices) (Zip code)

SiVest Group, Incorporated 111 N. Market Street, Suite 105 San Jose, CA 95113
(Name and address of agent for service)

Registrant's telephone number, including area code:  (408) 624-9527

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Firsthand Technology Value Fund
Portfolio of Investments, September 30, 2010 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 74.7% ($102,646,919)
Advanced Materials — 7.4% ($10,178,208)
Corning, Inc.	258,600	$4,727,208
MEMC Electronic Materials, Inc. *	300,000	3,576,000
UCT Coatings, Inc., Common Stock *(1)	1,500,000	1,875,000
Battery — 3.3% ($4,502,940)
A123 Systems, Inc. *	502,000	4,502,940
Communications — 4.0% ($5,486,174)
Clearwire Corp., Class A *	298,600	2,415,674
Equinix, Inc. *	30,000	3,070,500
Communications Equipment — 8.6% ($11,752,696)
QUALCOMM, Inc.	175,300	7,909,536
ZTE Corp.	965,000	3,843,160
Computer-Integrated — 0.2% ($224,000)
Wave Systems Corp., Class A *	100,000	224,000
Consumer Electronics — 2.6% ($3,582,324)
TiVo, Inc. *	395,400	3,582,324
Defense & Aerospace — 2.2% ($3,006,900)
FLIR Systems, Inc. *	117,000	3,006,900
Electronics Manufacturing Services — 0.2% ($258,153)
Quanta Computer, Inc. - GDR	31,815	258,153
Energy Efficiency — 2.7% ($3,758,580)
Echelon Corp. *	439,600	3,758,580
Intellectual Property — 0.2% ($242,415)
Silicon Genesis Corp., Common *(1)(2)	881,892	242,415
Internet — 11.1% ($15,263,962)
Akamai Technologies, Inc. *	15,900	797,862
Ctrip.com International Ltd. - ADR *	50,000	2,387,500
Netflix, Inc. *	60,000	9,729,600
Shanda Interactive Entertainment Ltd. - ADR *	60,000	2,349,000
Internet Security — 3.9% ($5,359,284)
McAfee, Inc. *	113,400	5,359,284
Other Electronics — 10.7% ($14,766,571)
Intevac, Inc. *	571,700	5,722,717
Microvision, Inc. *	150,100	328,719
VeriFone Holdings, Inc. *	280,500	8,715,135

	SHARES/ PAR VALUE	MARKET VALUE
Peripherals — 1.5% ($2,073,280)
Seagate Technology, Inc. *	176,000	$2,073,280
Photonics — 1.8% ($2,460,780)
Newport Corp. *	217,000	2,460,780
Semiconductors — 12.5% ($17,244,917)
Broadcom Corp., Class A	151,600	5,365,124
Entropic Communications, Inc. *	187,200	1,797,120
Intel Corp.	290,800	5,592,084
Marvell Technology Group Ltd. *	115,900	2,029,409
Semiconductor Manufacturing International Corp. - ADR *	400,000	1,420,000
Synaptics, Inc. *	37,000	1,041,180
Software — 1.8% ($2,485,735)
Microsoft Corp.	101,500	2,485,735
PREFERRED STOCK — 9.9% ($13,560,498)
Intellectual Property — 2.4% ($3,230,120)
Silicon Genesis Corp., Series 1-C *(1)(2)	82,914	132,800
Silicon Genesis Corp., Series 1-D *(1)(2)	850,830	526,724
Silicon Genesis Corp., Series 1-E *(1)(2)	5,704,480	2,183,561
Silicon Genesis Corp., Series 1-F *(1)(2)	912,453	387,035
Networking — 0.0% ($3,862)
IP Unity, Inc., Series C *(1)	1,932,222	1,932
IP Unity, Inc., Series E *(1)	193,042	1,930
Renewable Energy — 7.5% ($10,310,763)
SoloPower, Series A *(1)(2)	2,721,088	9,465,223
SoloPower, Series B *(1)(2)	228,779	845,540
Services — 0.0% ($15,753)
Innovion Corp., Series C *(1)	1,575,322	15,753
CONVERTIBLE BOND — 0.1% ($70,063)
Services — 0.1% ($70,063)
Innovion Corp., 9.5% (1)	401,609	70,063
WARRANTS — 0.0% ($821)
Advanced Materials — 0.0% ($752)
UCT Coatings, Inc., Common Warrant (1)	600,000	600
UCT Coatings, Inc., Common Warrant (1)	7,222	7
UCT Coatings, Inc., Common Warrant (1)	144,542	145

See accompanying Notes to Portfolio of Investments

Firsthand Technology Value Fund - continued
Portfolio of Investments, September 30, 2010 (unaudited)

	SHARES	MARKET VALUE
Intellectual Property — 0.0% ($—)
Silicon Genesis Corp., 1-E Warrant *(1)(2)	1,257,859	$0
Silicon Genesis Corp., 1-E Warrant *(1)(2)	94,339	0
Silicon Genesis Corp., Common Warrant *(1)(2)	37,982	0
Networking — 0.0% ($69)
IP Unity, Inc., E-1 Warrant *(1)	69,496	69
Total Investments (Cost $129,424,537) — 84.7%		116,278,301
Other assets in excess of liabilities — 15.3%		21,037,169

NET ASSETS — 100.0%		$137,315,470

*	Non-income producing security.
(1)	Restricted security.
(2)	Affilited issuer.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying Notes to Portfolio of Investments

Firsthand Technology Leaders Fund
Portfolio of Investments, September 30, 2010 (unaudited)

	SHARES/ CONTRACTS	MARKET VALUE
COMMON STOCKS — 83.6% ($28,487,876)
Advanced Materials — 5.8% ($1,961,444)
Corning, Inc.	107,300	$1,961,444
Communications Equipment — 13.2% ($4,516,782)
Nokia Corp. - ADR	104,100	1,044,123
QUALCOMM, Inc.	48,300	2,179,296
Telefonaktiebolaget Ericsson LM - ADR (1)	117,900	1,293,363
Computer — 10.5% ($3,570,325)
Apple, Inc. *	11,100	3,149,625
Hewlett-Packard Co.	10,000	420,700
Internet — 5.6% ($1,892,844)
Google, Inc., Class A *	3,600	1,892,844
Internet Security — 8.3% ($2,835,600)
McAfee, Inc. *	60,000	2,835,600
Networking — 3.3% ($1,130,040)
Cisco Systems, Inc. *	51,600	1,130,040
Other Electronics — 12.4% ($4,229,672)
Koninklijke (Royal) Philips Electronics N.V. (1)	40,000	1,252,800
LG Display Co., Ltd. - ADR	63,800	1,112,672
VeriFone Holdings, Inc. *	60,000	1,864,200
Renewable Energy — 1.3% ($445,368)
Suntech Power Holdings Co., Ltd. - ADR *	46,200	445,368
Semiconductors — 13.6% ($4,627,981)
Intel Corp.	103,100	1,982,613
Micron Technology, Inc. *	116,300	838,523
SanDisk Corp. *	49,300	1,806,845
Software — 9.6% ($3,277,820)
Activision Blizzard, Inc. (1)	100,000	1,082,000
Microsoft Corp.	48,000	1,175,520
Oracle Corp.	38,000	1,020,300

PURCHASED OPTIONS — 0.9% ($313,398)
Communications Equipment — 0.2% ($61,898)
Telefonaktiebolaget Ericsson LM - ADR Put Option, Expiring January 2011, Strike Price $10.00	1,179	61,898

	CONTRACTS	MARKET VALUE
Computer — 0.0% ($2,500)
Hewlett-Packard Co. Put Option, Expiring October 2010, Strike Price $40.00	100	$2,500
Other Electronics — 0.3% ($97,500)
VeriFone Holdings, Inc. Put Option, Expiring January 2011, Strike Price $20.00	600	19,500
Koninklijke (Royal) Philips Electronics N.V. Put Option, Expiring January 2011, Strike Price $30.00	400	78,000
Semiconductor Equipment — 0.1% ($51,500)
Applied Materials, Inc. Call Option, Expiring October 2010, Strike Price $12.00	300	4,500
ASML Holding N.V. Call Option, Expiring January 2011, Strike Price $30.00	200	47,000
Software — 0.3% ($100,000)
Activision Blizzard, Inc. Put Option, Expiring January 2011, Strike Price $10.00	1,000	40,000
Symantec Corp. Call Option, Expiring October 2010, Strike Price $14.00	500	60,000
Total Investments (Cost $26,942,563) — 84.5%		28,801,274
Other assets in excess of liabilities — 15.5%		5,292,072

NET ASSETS — 100.0%		$34,093,346

WRITTEN OPTIONS — (2.9)% ($990,065) (2)
Communications Equipment — (0.1)% ($41,265)
Telefonaktiebolaget Ericsson LM - ADR Call Option, Expiring January 2011, Strike Price $12.50	1,179	(41,265)
Other Electronics — (2.5)% ($834,000)
VeriFone Holdings, Inc. Call Option, Expiring January 2011, Strike Price $20.00	600	(702,000)

See accompanying Notes to Portfolio of Investments

Firsthand Technology Leaders Fund - continued
Portfolio of Investments, September 30, 2010 (unaudited)

	CONTRACTS	MARKET VALUE
Koninklijke (Royal) Philips Electronics N.V. Call Option, Expiring January 2011, Strike Price $30.00	400	$(132,000)
Semiconductor Equipment — (0.1)% ($43,800)
Applied Materials, Inc. Put Option, Expiring October 2010, Strike Price $12.00	300	(13,800)
ASML Holding N.V. Put Option, Expiring January 2011, Strike Price $27.50	200	(30,000)
Software — (0.2)% ($71,000)
Activision Blizzard, Inc. Call Option, Expiring January 2011, Strike Price $11.00	1,000	(70,000)
Symantec Corp. Put Option, Expiring October 2010, Strike Price $13.00	500	(1,000)

Total Written Options (Proceeds $583,196)		$(990,065)

*	Non-income producing security.
(1)	Securities held in connection with open written call and put options.
(2)	Cash in the amount of $1,816,500 was segregated with the brokers to serve as collateral for written options and is included in "Other assets in excess of liabilities".
ADR	American Depositary Receipt

See accompanying Notes to Portfolio of Investments

Firsthand Technology Opportunities Fund
Portfolio of Investments, September 30, 2010 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 82.5% ($48,747,428)
Battery — 1.7% ($986,700)
A123 Systems, Inc.*	110,000	$986,700
Business Services — 5.2% ($3,041,616)
DG FastChannel, Inc.*	90,000	1,957,500
Digital River, Inc.*	17,200	585,488
Taleo Corp., Class A*	17,200	498,628
Communications — 3.4% ($2,014,987)
Clearwire Corp., Class A*	59,300	479,737
Equinix, Inc.*	15,000	1,535,250
Communications Equipment — 3.1% ($1,847,111)
Ciena Corp.*	76,500	1,191,105
Telefonaktiebolaget Ericsson LM - ADR	59,800	656,006
Computer — 3.1% ($1,844,375)
Apple, Inc.*	6,500	1,844,375
Consumer Electronics — 2.1% ($1,255,317)
Shutterfly, Inc.*	48,300	1,255,317
Data Processing/Management — 0.4% ($260,300)
CommVault Systems, Inc.*	10,000	260,300
Internet — 30.2% ($17,837,744)
51job, Inc. - ADR*	79,700	2,986,359
Akamai Technologies, Inc.*(1)	46,200	2,318,316
Baidu, Inc. - SP ADR *(1)	28,200	2,893,884
comScore, Inc.*	29,700	698,544
Ctrip.com International Ltd. - ADR*	22,500	1,074,375
Giant Interactive Group, Inc. - ADR	85,000	545,700
Google, Inc., Class A*	1,460	767,653
Internet Brands, Inc., Class A*	150,000	1,992,000
LivePerson, Inc.*	140,000	1,176,000
Netflix, Inc. *(1)	12,400	2,010,784
ValueClick, Inc.*	56,300	736,404
VistaPrint NV*	16,500	637,725
Internet Security — 5.0% ($2,930,120)
McAfee, Inc.*	62,000	2,930,120
Networking — 1.1% ($648,200)
Sycamore Networks, Inc.	20,000	648,200
Networking Products — 0.5% ($284,000)
BigBand Networks, Inc.*	100,000	284,000
Other Electronics — 3.7% ($2,174,900)
VeriFone Systems, Inc. *(1)	70,000	2,174,900

	SHARES/ CONTRACTS	MARKET VALUE
Renewable Energy — 2.9% ($1,697,127)
JA Solar Holdings Co., Ltd. - ADR*	181,900	$1,697,127
Semiconductor Equipment — 0.2% ($129,000)
FormFactor, Inc.*	15,000	129,000
Semiconductors — 7.8% ($4,631,204)
ARM Holdings, PLC - SP ADR	70,000	1,313,200
Cavium Networks, Inc.*	50,000	1,438,000
NVIDIA Corp.*	25,000	292,000
SanDisk Corp. *(1)	22,000	806,300
Skyworks Solutions, Inc.*	37,800	781,704
Services — 1.8% ($1,079,400)
LogMeIn, Inc.*	30,000	1,079,400
Software — 9.8% ($5,785,077)
Activision Blizzard, Inc.	99,600	1,077,672
Citrix Systems, Inc.*	18,800	1,282,912
Electronic Arts, Inc.*	28,400	466,612
NICE-Systems Ltd. - ADR*	15,900	497,511
Novell, Inc.*	73,600	439,392
VeriSign, Inc.*	49,700	1,577,478
Websense, Inc.*	25,000	443,500
Telecommunication Services — 0.5% ($300,250)
Motricity, Inc.*	25,000	300,250

PURCHASED OPTIONS — 1.2% ($720,500)
Internet — 0.8% ($483,400)
Akamai Technologies, Inc. Put Option, Expiring Janauary 2011, Strike Price $46.00	462	147,840
Baidu, Inc. - SP ADR Put Option, Expiring January 2011, Strike Price $91.00	200	126,000
Netflix, Inc. Put Option, Expiring January 2011, Strike Price $155.00	124	209,560
Other Electronics — 0.2% ($95,000)
VeriFone Systems, Inc. Put Option, Expiring January 2011, Strike Price $28.00	500	95,000
Renewable Energy — 0.0% ($9,000)
JA Solar Holdings Co., Ltd. - ADR Put Option, Expiring December 2010, Strike Price $4.00	900	4,500
JA Solar Holdings Co., Ltd. - ADR Put Option, Expiring December 2010, Strike Price $6.00	900	4,500

See accompanying Notes to Portfolio of Investments

Firsthand Technology Opportunities Fund - continued
Portfolio of Investments, September 30, 2010 (unaudited)

	CONTRACTS	MARKET VALUE

Semiconductors — 0.2% ($133,100)
SanDisk Corp. Put Option, Expiring January 2011, Strike Price $40.00	220	$133,100
Total Investments (Cost $33,633,844) — 83.7%		49,467,928
Other assets in excess of liabilities — 16.3%		9,637,920

NET ASSETS — 100.0%		$59,105,848

WRITTEN OPTIONS — (1.1)% ($636,730)
Internet — (0.8)% ($445,570)
Akamai Technologies, Inc. Call Option Expiring Janauary 2011, Strike Price $55.00	462	(136,290)
Baidu, Inc. - SP ADR Call Option, Expiring January 2011, Strike Price $115.00	200	(127,000)
Netflix, Inc. Call Option, Expiring January 2011, Strike Price $175.00	124	(182,280)
Other Electronics — (0.3)% ($185,000)
VeriFone Systems, Inc. Call Option, Expiring January 2011, Strike Price $30.00	500	(185,000)
Semiconductors — 0.0% ($6,160)
SanDisk Corp. Call Option, Expiring January 2011, Strike Price $55.00	220	(6,160)

Total Written Options (Proceeds $689,041)		$(636,730)

*	Non-income producing security.
(1)	Securities held in connection with open written call options.
ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Portfolio of Investments

Firsthand Alternative Energy Fund
Portfolio of Investments, September 30, 2010 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 95.1% ($6,026,672)
Advanced Materials — 9.0% ($568,397)
Corning, Inc.	9,460	$172,929
MEMC Electronic Materials, Inc.*	19,130	228,030
Metabolix, Inc.*	4,700	59,126
Praxair, Inc.	1,200	108,312
Basic Materials — 0.7% ($44,045)
Metalico, Inc.*	11,500	44,045
Battery — 4.3% ($269,997)
A123 Systems, Inc.*	30,100	269,997
Building Automation — 1.1% ($67,100)
Johnson Controls, Inc.	2,200	67,100
Energy Efficiency — 7.6% ($481,085)
Echelon Corp.*	19,500	166,725
Honeywell International, Inc.	3,580	157,305
Itron, Inc.*	2,565	157,055
Environmental Services — 0.7% ($45,590)
ADA-ES, Inc.*	9,400	45,590
Industrials — 1.6% ($104,983)
3M Co.	800	69,368
United Technologies Corp.	500	35,615
Intellectual Property — 0.8% ($49,865)
Silicon Genesis Corp., Common *(1)	181,407	49,865
Other Electronics — 5.2% ($330,205)
Intevac, Inc.*	17,800	178,178
Koninklijke (Royal) Philips Electronics N.V.	4,854	152,027
Power Conversion/supply Equipment — 2.2% ($142,713)
Power-One, Inc.*	15,700	142,713
Renewable Energy — 59.0% ($3,738,342)
Amtech Systems, Inc.*	10,600	190,376
Daystar Technologies, Inc.*	111	199
FuelCell Energy, Inc.*	5,000	6,150
Gamesa Corp. Tecnologica S.A.*	7,000	49,002
GT Solar International, Inc.*	46,900	392,553
Iberdrola S.A.	16,000	123,085
JA Solar Holdings Co., Ltd. - ADR*	65,000	606,450
KYOCERA Corp. - ADR	1,450	138,055
Meyer Burger Technology AG*	10,000	315,473
Motech Industries, Inc.	50,494	188,295
Orion Energy Systems, Inc.*	14,000	44,380
Sharp Corp.	11,000	109,499

	SHARES	MARKET VALUE
Solarfun Power Holdings Co., Ltd. - ADR*	20,400	$268,260
SunPower Corp., Class B*	17,000	235,620
Suntech Power Holdings Co., Ltd. - ADR*	22,420	216,129
Trina Solar Ltd. - ADR*	9,600	289,728
ULVAC, Inc.	2,700	48,062
Vestas Wind Systems A.S.*	6,000	225,000
WaterFurnace Renewable Energy, Inc.	600	15,226
Yingli Green Energy Holding Co. - ADR*	20,000	276,800
Semiconductors — 2.9% ($184,350)
Power Integrations, Inc.	5,799	184,350
PREFERRED STOCK — 0.1% ($7,416)
Intellectual Property — 0.0% ($1,392)
Silicon Genesis Corp., Series 1-C *(1)	152	$244
Silicon Genesis Corp., Series 1-E *(1)	3,000	1,148
Renewable Energy — 0.1% ($6,024)
SoloPower, Series C-1 (1)	1,331	6,024
Total Investments (Cost $6,138,910) — 95.2%		6,034,088
Other assets in excess of liabilities — 4.8%		305,882

NET ASSETS — 100.0%		$6,339,970

*	Non-income producing security.
(1)	Restricted security.
ADR	American Depositary Receipt

See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS
September 30, 2010 (unaudited)

The following information is based upon the federal income tax cost of portfolio investments as of September 30, 2010.

	Firsthand Technology Value Fund	Firsthand Technology Leaders Fund	Firsthand Technology Opportunities Fund	Firsthand Alternative Energy Fund
Gross unrealized appreciation	$31,696,939	$5,244,590	$16,498,240	$1,172,044
Gross unrealized depreciation	(46,136,434)	(4,393,054)	(1,791,688)	(1,530,549)
Net unrealized appreciation (depreciation)	$(14,439,495)	$851,536	$14,706,552	$(358,505)
Federal income tax cost, investments	$130,717,796	$27,949,738	$34,761,376	$6,392,593
Federal income tax cost, written options	—	(583,196)	(689,041)	—
Total federal income tax cost	$130,717,796	$27,366,542	$34,072,335	$6,392,593

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

Options—The Funds are subject to equity price risk in the normal course of pursuing their investment objectives, and may enter into options written to hedge against changes in the value of equities. The Funds (other than Firsthand Technology Value Fund) may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The Funds (other than Firsthand Technology Value Fund) may also write put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The number of option contracts written and the premiums received during the period ended September 30, 2010, were as follows:

	Firsthand Technology Leaders Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	—	$—
Options written during period	12,817	1,718,878
Options expired during period	(6,624)	(695,030)
Options closed during period	(542)	(183,811)
Options exercised during period	(1,472)	(256,841)
Options outstanding, end of period	4,179	583,196

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2010 (unaudited)

	Firsthand Technology Opportunities Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	—	$—
Options written during period	8,196	1,662,749
Options expired during period	(792)	(161,160)
Options closed during period	(5,895)	(812,326)
Options exercised during period	(3)	(222)
Options outstanding, end of period	1,506	$689,041

The following is a summary of the Funds' derivative instruments (not accounted for as hedging investments), categorized by primary risk exposure as of September 30, 2010:

	Asset Derivatives Value

	Total Value at September 30, 2010	Equity Contracts
Fund
Firsthand Technology Leaders Fund	$313,398	$313,398
Firsthand Technology Opportunities Fund	720,500	720,500
Total	$1,033,898	$1,033,898

	Liability Derivatives Value

	Total Value at September 30, 2010	Equity Contracts
Fund
Firsthand Technology Leaders Fund	$(990,065)	$(990,065)
Firsthand Technology Opportunities Fund	(636,730)	(636,730)
Total	$(1,626,795)	$(1,626,795)

The average volume of each Fund’s derivatives during the period ended September 30, 2010 is as follows:

	Warrants (Shares)	Purchased Options (Contracts)	Written Options (Contracts)
Firsthand Technology Value Fund	2,244,041	—	—
Firsthand Technology Leaders Fund	—	3,241	3,216
Firsthand Technology Opportunities Fund	—	2,316	1,466

Short Positions—Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes.  Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2010 (unaudited)

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments.

Investments in Affiliates and Restricted SecuritiesAffiliated issuers, as defined by the 1940 Act, are those in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s investments in affiliates, if any, for the period ended September 30, 2010, is noted below:

	SHARE ACTIVITY
Affiliate	Balance at 12/31/09	Purchases/ Merger	Sales/ Maturity/ Expiration	Balance at 09/30/10	Realized Gain (Loss)	Value 09/30/10	Acquisition Cost
TVFQX

Silicon Genesis Corp., Common (1)	881,892	—	—	881,892	$—	$242,415	$5,201,267
Silicon Genesis Corp., Common Warrant	37,982	—	—	37,982	—	—	—
Silicon Genesis Corp., Series 1-C (1)	82,914	—	—	82,914	—	132,800	1,731,250
Silicon Genesis Corp., Series 1-D	850,830	—	—	850,830	—	526,724	4,315,500
Silicon Genesis Corp., Series 1-E (1)	5,704,480	—	—	5,704,480	—	2,183,561	6,046,749
Silicon Genesis Corp., Series 1-E Warrant	1,257,859	—	—	1,257,859	—	—	—
Silicon Genesis Corp., Series 1-E Warrant (1)	94,339	—	—	94,339	—	—	—
Silicon Genesis Corp., Series 1-F	912,453	—	—	912,453	—	387,035	2,007,397
SoloPower, Series A	2,721,088	—	—	2,721,088	—	9,465,223	3,999,999
SoloPower, Series B	228,779	—	—	228,779	—	845,540	1,002,052

(1) Amounts include shares from the merger of Firsthand Technology Innovators Fund into Firsthand Technology Value Fund, which took place on May 21, 2008.

As of September 30, 2010, Kevin Landis represents the Funds and sits on the following private companies’ boards: Silicon Genesis Corporation and UCT Coatings, Inc. Serving on the boards of directors of the portfolio companies may cause conflicts of interest. The Adviser has adopted various procedures to ensure that the Fund will not be unfavorably affected by these potential conflicts.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2010 (unaudited)

As of September 30, 2010, the Funds were invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
TVFQX

Innovion Corp., C/N	December 30, 2003	401,609	$401,609	$70,063	0.05%
Innovion Corp., Series C P/S	February 23, 2001	1,500,000	3,000,000	15,000	0.01%
Innovion Corp., Series C P/S	November 20, 2007	75,322	75	753	0.00%
IP Unity, Inc., Series C P/S	July 27, 2001	1,932,222	3,478,000	1,932	0.00%
IP Unity, Inc., Series E P/S	August 4, 2004	193,042	313,307	1,930	0.00%
IP Unity, Inc., E-1 Warrant	August 4, 2004	69,496	69	69	0.00%
Silicon Genesis Corp., Common Stock	March 8, 2001	102,135	1,516,773	28,075	0.02%
Silicon Genesis Corp., Common Stock	April 30, 2002	726,424	3,684,495	199,679	0.15%
Silicon Genesis Corp., Common Stock (1)	November 21, 2005	23,333	—	6,414	0.00%
Silicon Genesis Corp., Common Stock (1)	June 10, 2008	20,000	—	5,498	0.00%
Silicon Genesis Corp., Common Stock (1)	May 19, 2009	10,000	—	2,749	0.00%
Silicon Genesis Corp., Common Warrants	November 4, 2003	37,982	—	—	0.00%
Silicon Genesis Corp., Series 1-C P/S	March 8, 2001	82,914	1,731,250	132,800	0.10%
Silicon Genesis Corp., Series 1-D P/S	April 30, 2002	850,830	4,315,500	526,724	0.38%
Silicon Genesis Corp., Series 1-E P/S	November 4, 2003	5,704,480	6,046,749	2,183,561	1.59%
Silicon Genesis Corp., Series 1-E Warrants	February 26, 2003	94,339	—	—	0.00%
Silicon Genesis Corp., Series 1-E Warrants	October 31, 2003	1,257,859	—	—	0.00%
Silicon Genesis Corp., Series 1-F P/S	June 29, 2007	912,453	2,007,397	387,035	0.28%
SoloPower, Series A P/S	June 29, 2006	2,721,088	3,999,999	9,465,223	6.89%
SoloPower, Series B P/S	July 9, 2007	228,779	1,002,052	845,540	0.62%
UCT Coatings, Inc., Common Warrants (2)	October 5, 2004	600,000	—	600	0.00%
UCT Coatings, Inc., Common Warrants	2008-2010	7,222	—	7	0.00%
UCT Coatings, Inc., Common Warrants	May 13, 2009	144,542	—	145	0.00%
UCT Coatings, Inc., Common Stock (2)	October 5, 2004	1,500,000	5,000,000	1,875,000	1.37%
			$36,497,275	$15,748,797	11.46%

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
ALTEX

Silicon Genesis Corp., Common Stock	September 2, 2008	109,855	$32,957	$30,197	0.48%
Silicon Genesis Corp., Common Stock	September 26, 2008	71,552	21,466	19,668	0.31%
Silicon Genesis Corp., Series 1-C P/S	September 2, 2008	152	46	244	0.00%
Silicon Genesis Corp., Series 1-E P/S	September 2, 2008	3,000	3,180	1,148	0.02%
SoloPower, Series C-1 P/S	September 23, 2008	1,331	21,425	6,024	0.10%
			$79,074	$57,281	0.91%
(1) Shares granted at no cost by issuer.
(2) 3:1 stock split

P/S Preferred Stock
C/N Convertible Note

Each Fund, consistent with SEC guidelines, has an investment restriction providing that it cannot purchase additional restricted securities once such securities comprise 15% of a Fund’s net assets. The SEC considers a security to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. The restriction stems from the concern that, for an open-end mutual fund with daily redemption obligations, a high level of illiquid securities would increase the risk that a Fund may not be able to meet its daily redemption needs, because illiquid securities often take a longer period of time to sell, and may not necessarily be sold at that Fund’s then carrying value.  As of September 30, 2010, two privately held solar technology companies, SoloPower and Silicon Genesis, comprised 10% of the net asset value of Firsthand Technology Value Fund (TVFQX).

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2010 (unaudited)

Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:

Securities Valuation—A Fund’s portfolio of securities is valued as follows:

1.
Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2.
Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.
4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered, include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of September 30, 2010:

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2010 (unaudited)

FUND *	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
TVFQX
Common Stocks
Advanced Materials	$8,303,208	$—	$1,875,000
Battery	4,502,940	—	—
Communications	5,486,174	—	—
Communications Equipment	11,752,696	—	—
Computer-Integrated	224,000	—	—
Consumer Electronics	3,582,324	—	—
Defense & Aerospace	3,006,900	—	—
Electronics Manufacturing Services	—	258,153	—
Energy Efficiency	3,758,580	—	—
Intellectual Property	—	—	242,415
Internet	15,263,962	—	—
Internet Security	5,359,284	—	—
Other Electronics	14,766,571	—	—
Peripherals	2,073,280	—	—
Photonics	2,460,780	—	—
Semiconductors	17,244,917	—	—
Software	2,485,735	—	—
Total Common Stocks	100,271,351	258,153	2,117,415
Preferred Stocks
Intellectual Property	—	—	3,230,120
Networking	—	—	3,862
Renewable Energy	—	—	10,310,763
Services	—	—	15,753
Total Preferred Stocks	—	—	13,560,498
Asset Derivatives **
Equity Contracts	—	—	821
Convertible Bonds
Services	—	—	70,063
Total	$100,271,351	$258,153	$15,748,797

FUND *	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
TLFQX
Common Stocks
Advanced Materials	$1,961,444	$—	$—
Communications Equipment	4,516,782	—	—
Computer	3,570,325	—	—
Internet	1,892,844	—	—
Internet Security	2,835,600	—	—
Networking	1,130,040	—	—
Other Electronics	4,229,672	—	—
Renewable Energy	445,368	—	—
Semiconductors	4,627,981	—	—
Software	3,277,820	—	—
Total Common Stock	28,487,876	—	—
Asset Derivatives **
Equity Contracts	—	313,398	—
Total	$28,487,876	$313,398	$—
Liability Derivatives **
Equity Contracts	$—	$(990,065)	$—

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2010 (unaudited)

FUND *	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
TEFQX
Common Stocks
Battery	$986,700	$—	$—
Business Services	3,041,616	—	—
Communications	2,014,987	—	—
Communications Equipment	1,847,111	—	—
Computer	1,844,375	—	—
Consumer Electronics	1,255,317	—	—
Data Processing/Management	260,300	—	—
Internet	17,837,744	—	—
Internet Security	2,930,120	—	—
Networking	648,200	—	—
Networking Products	284,000	—	—
Other Electronics	2,174,900	—	—
Renewable Energy	1,697,127	—	—
Semiconductor Equipment	129,000	—	—
Semiconductors	4,631,204	—	—
Services	1,079,400	—	—
Software	5,785,077	—	—
Telecommunication Services	300,250	—	—
Total Common Stock	48,747,428	—	—
Asset Derivatives **
Equity Contracts	—	720,500	—
Total	$48,747,428	$720,500	$—
Liability Derivatives **
Equity Contracts	$—	$(636,730)	$—

FUND *	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
ALTEX
Common Stocks
Advanced Materials	$568,397	$—	$—
Basic Materials	44,045	—	—
Battery	269,997	—	—
Building Automation	67,100	—	—
Energy Efficiency	481,085	—	—
Environmental Services	45,590	—	—
Industrials	104,983	—	—
Intellectual Property	—	—	49,865
Other Electronics	330,205	—	—
Power Conversion/Supply Equipment	142,713	—	—
Renewable Energy	3,498,116	240,226	—
Semiconductors	184,350	—	—
Total Common Stocks	5,736,581	240,226	49,865
Preferred Stocks
Intellectual Property	—	—	1,392
Renewable Energy	—	—	6,024
Total Preferred Stocks	—	—	7,416
Total	$5,736,581	$240,226	$57,281

*   TVFQX: Firsthand Technology Value Fund; TLFQX: Firsthand Technology Leaders Fund;
     TEFQX: Firsthand Technology Opportunities Fund; ALTEX: Firsthand Alternative Energy Fund
** Asset derivatives include warrants and purchased options. Liability derivatives include written options.

NOTES TO PORTFOLIO OF INVESTMENTS - continued
September 30, 2010 (unaudited)

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant      unobservable inputs were used to determine fair value.

FIRSTHAND TECHNOLOGY VALUE FUND

Investments at Fair Value using Significant Unobservable Inputs (Level 3)	Balance as of 12/31/09	Net Purchases (Sales)	Net realized gains (losses)	Net unrealized appreciation (depreciation)	Transfers in (out) of Level 3	Balance as of 9/30/10
Common Stocks
Advanced Materials	$5,000,000	$—	$—	$(3,125,000)	$—	$1,875,000
Intellectual Property	1,503,079	—	—	(1,260,664)	—	242,415
Renewable Energy	47,044	13,822	(7,961,411)	7,900,545	—	—
Preferred Stocks
Intellectual Property	20,027,910	—	—	(16,797,790)	—	3,230,120
Networking	230,806	—	—	(226,944)	—	3,862
Renewable Energy	18,598,037	—	—	(8,287,274)	—	10,310,763
Services	15,753	—	—	—	—	15,753
Warrants
Equity Contracts	2,162,196	—	—	(2,161,375)	—	821
Convertible Bonds
Services	71,753	(32,492)	—	30,802	—	70,063
Total	$47,656,578	$(18,670)	$(7,961,411)	$(23,927,700)	$—	$15,748,797

FIRSTHAND ALTERNATIVE ENERGY FUND

Investments at Fair Value using Significant Unobservable Inputs (Level 3)	Balance as of 12/31/09	Net Purchases (Sales)	Net realized gains (losses)	Net unrealized appreciation (depreciation)	Transfers in (out) of Level 3	Balance as of 9/30/10
Common Stocks
Intellectual Property	$309,186	$—	$—	$(259,321)	$—	$49,865
Preferred Stocks
Intellectual Property	8,630	—	—	(7,238)	—	1,392
Renewable Energy	10,865	—	—	(4,841)	—	6,024
Total	$328,681	$—	$—	$(271,400)	$—	$57,281

The net change in unrealized appreciation (depreciation) from Level 3 investments held as of September 30, 2010, for Firsthand Technology Value Fund and Firsthand Alternative Energy Fund, was $(31,828,245) and $(271,400), respectively.

For information on the Funds’ policy regarding valuation of investments and other significant accounting  policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Firsthand Funds

By (Signature and Title)*		/s/ Kevin M. Landis
Kevin M. Landis, President, Treasurer and Secretary (principal executive officer and principal financial officer)

Date	November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Kevin M. Landis
Kevin M. Landis, President, Treasurer and Secretary (principal executive officer and principal financial officer)

Date	November 19, 2010

* Print the name and title of each signing officer under his or her signature.